Average Annual Total Returns{- Fidelity Advisor® Series Small Cap Fund} - 11.30 Fidelity Advisor Series Small Cap Fund - PRO-10 - Fidelity Advisor® Series Small Cap Fund	Fidelity Advisor Series Small Cap Fund-Default Return Before Taxes Past 1 year	Fidelity Advisor Series Small Cap Fund-Default Return Before Taxes Past 5 years	Fidelity Advisor Series Small Cap Fund-Default Return Before Taxes Since Inception		Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions Past 1 year	Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions Past 5 years	Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions Since Inception		Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions and Sales Since Inception		RS002 Past 1 year	RS002 Past 5 years	RS002 Since Inception
Total	32.80%	15.21%	11.77%	[1]	26.12%	12.71%	9.91%	[1]	22.26%	11.55%	9.03%	[1]	14.82%	12.02%	10.87%	[1]

[1]	(a)From November 7, 2013